Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

Long-term investments consist of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
19.0% Investment (1 company in the sales of semiconductor products and related accessories areas)	1,114,030	976,625	135,859
10 % Investment (1 company)	268,422	158,452	22,043
9.0 % Investment (2 company in the AR and virtual reality (“VR”) areas)	8,689,076	8,689,076	1,208,764
5.0 % Investment (23 companies in the AR, VR and digital marketing areas as of December 31, 2023	542,654	539,097	74,995
4.0 % Investment (13 companies in the AR, VR, 3D animation and software areas)	289,369	268,387	37,336
3.5 % Investment (2 companies in the AR and VR areas)	342,948	336,123	46,759
3.0 % Investment (5 companies in the AR, VR and 3D animation areas)	43,867	43,487	6,050
2.0 % Investment (3 companies in the AR, VR, 3D animation and software areas)	25,022	16,616	2,312
1.0 % Investment (12 companies in the AR, VR, 3D animation, hardware and software areas)	185,320	178,011	24,764
Total	11,500,708	11,205,874	1,558,882